Loss per share - Calculation of Loss per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	2 Months Ended	3 Months Ended
	Dec. 31, 2022	Oct. 31, 2021
Earnings per share [abstract]
Interest income on short-term investments	$ 1.7	$ 22.1
Weighted average number of ordinary shares, basic (in shares)	176.0	163.2
Earnings per share [line items]
Interest income on short-term investments	$ 1.7	$ 22.1
Weighted average number of ordinary shares, basic (in shares)	176.0	163.2
Stock options (in shares)	2.1	4.0
Restricted share units (in shares)	2.0	0.9
Weighted average number of ordinary shares, diluted (in shares)	180.1	168.8
Loss per common share - basic (in dollars per share)	$ 0.01	$ 0.14
Loss per common share - diluted (in dollars per share)	$ 0.01	$ 0.13
Warrants
Earnings per share [line items]
Convertible debt (in shares)	0.0	0.7